Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic			$ (6,410,564)	$ (4,306,918)
Foreign
Net Income (Loss)			(6,410,564)	(4,306,918)
Federal
State
Foreign
Total Current
Federal			58,500	(998,912)
State			11,143	(190,269)
Foreign
Total Deferred			69,643	(1,189,181)
Less Increase in Allowance			(69,643)	1,189,181
Net Deferred
Total Income Tax Provision (Benefit)